Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	Our provision for (benefit from) income tax for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Year Ended December 31,
	2023	2022	2021
Current	$9,082	$2,972	$1,387
Deferred	—	1,601	(1,619)
Total provision for (benefit from) income tax	$9,082	$4,573	$(232)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amounts of our gross unrecognized tax benefits is as follows.

	Year Ended December 31,
	2023	2022
Balance at January 1	$3,889	$—
Increases (decreases) in tax positions related to prior periods	(2,833)	3,889
Increases (decreases) related to prior year tax positions as a result of lapse of statute	(30)	—
Balance at December 31	$1,026	$3,889

Schedule of Effective Income Tax Rate Reconciliation
The BVI does not impose an income tax. Our provision for (benefit from) income tax differed from the 0% tax rate imposed in the BVI due to the following items for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Loss before income tax	$(51,936)	$(32,068)	$(96,537)

Provision for (benefit from) income tax at weighted-average statutory rates	—	—	—
U.S. state and local income tax, net of federal benefit	1	(3)	5
U.S. foreign-derived intangible income deduction	—	(141)	(200)
Argentina tax inflation adjustment	(4,170)	239	(381)
Change in valuation allowances	8,041	4,283	3,648
Uncertain tax positions	2,118	2,293	—
Change in carryforward attributes	(1,594)	(1,740)	—
Effect of rates different than statutory	9,357	(423)	(3,300)
Tax credits	(156)	(112)	—
Withholding taxes	156	—	—
Equity compensation	(4,301)	—	—
Other	(370)	177	(4)
Total	$9,082	$4,573	$(232)

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Deferred income tax assets:
Stock-based compensation	$4,218	$3,023
Expense for estimated credit losses on accounts receivable	1,095	415
Deferred financing costs	753	806
Other	48	193
Net operating loss carryforwards	3,431	1,365
Total deferred income tax assets	9,545	5,802
Valuation allowance	(9,545)	(5,802)
Total deferred income tax assets (liabilities), net	$—	$—

Summary of Tax Credit Carryforwards	Our tax attributes are subject to limitations on utilization due to historic ownership changes and may be subject to future limitations upon subsequent change of control, as defined by the Internal Revenue Code Sections 382 and 383.

Net Operating Loss	Expiration	Gross Amount Carried Forward	Net Amount Recognized as of December 31, 2023
Argentina	December 31, 2023 - December 31, 2027	$—	$2,362
Netherlands	Indefinite	5,105	—
China	December 31, 2026 - December 31, 2027	696	—
United States	Indefinite	5,572	—
Uruguay	December 31, 2026 - December 31, 2027	3,080	—